Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Inspire Global Hope ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Global Hope ETF (formerly, “Inspire Global Hope ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Inspire Global Hope ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index (“Large Cap Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in the component securities of the Large Cap Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects foreign (including emerging markets) and domestic equity securities from a global universe of publicly traded equity securities of companies with a market capitalization of $5 billion or greater and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on its customers, communities, workplace and the world.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 400 securities with the highest Inspire Impact Scores® are included in the Large Cap Index and are equally weighted. The Large Cap Index is typically comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores® of the securities in the Large Cap Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security falls below an acceptable level, the security is removed from the Large Cap Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion (US Dollars) or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	24.10%
Worst Quarter:	1stQuarter 2020	(29.54)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.54%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire Global Hope ETF | Inspire Global Hope Large Cap Equal Weight Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.39%)
5 Years	rr_AverageAnnualReturnYear05	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inspire Global Hope ETF | S And P Global 1200 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.85%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.59%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%	[1]
Inspire Global Hope ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Global Hope ETF | Risk Loses Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Global Hope ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Large Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Global Hope ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Global Hope ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Large Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Inspire Global Hope ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Large Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Global Hope ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Global Hope ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Inspire Global Hope ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

●	Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

Inspire Global Hope ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire Global Hope ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Inspire Global Hope ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Inspire Global Hope ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Inspire Global Hope ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Large Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Large Cap Index methodology.

Inspire Global Hope ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Large Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Large Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Global Hope ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Large Cap Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Large Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Large Cap Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Large Cap Index does not.

Inspire Global Hope ETF | Inspire Global Hope ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLES
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2018	rr_AnnualReturn2018	(12.19%)
Annual Return 2019	rr_AnnualReturn2019	27.90%
Annual Return 2020	rr_AnnualReturn2020	12.88%
Annual Return 2021	rr_AnnualReturn2021	23.45%
Annual Return 2022	rr_AnnualReturn2022	(16.01%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(16.01%)
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2017
Inspire Global Hope ETF | Inspire Global Hope ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.25%)
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inspire Global Hope ETF | Inspire Global Hope ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.16%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inspire Small/Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Small/Mid Cap ETF (formerly, “Inspire Small/Mid Cap ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Inspire Small/Mid Cap ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index (“Small/Mid Cap Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in the component securities of the Small/Mid Cap Weight Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects securities from a universe of publicly traded, domestic small and mid capitalization equity securities of companies with market capitalizations between $1 billion and $3.5 billion and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that assigns a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on its customers, communities, workplace and the world. Under normal circumstances, 50% of the index will be comprised of equities of companies with market capitalizations between $1 billion and $2 billion, and 50% of the index will be comprised of equities of companies with market capitalizations between $2 billion and $3.5 billion.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses the management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes) as well as industrial emissions. Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include GHG emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses the company’s approach to managing risks and opportunities surrounding ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses an industry’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, and protection of patents and intellectual property, and other anti-competitive practices (IP).

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including but not limited to marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, environmental justice, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social externalities created by operational activity of individual suppliers, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution, and other environmental and social impacts that may occur during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from end-of-life products, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water use, water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 500 securities with the highest Inspire Impact Scores are included in the Small/Mid Cap Index and are equally weighted. The Inspire Impact Scores® of the securities in the Small/Mid Cap Index are reviewed periodically (at least annually), and the Small/Mid Cap Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Small/Mid Cap Index and replaced with a higher scoring security.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic small and mid capitalization equity securities. The Index Provider defines small and mid capitalization companies to be those with a market cap of less than $10 billion, and under normal circumstances targets companies with market capitalizations between $1 billion and $3.5 billion. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Small/Mid Cap Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	31.98%
Worst Quarter:	1st Quarter 2020	(32.52)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.52%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire Small/Mid Cap ETF | Inspire Small Mid Cap Impact Equal Weight Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.31%)
5 Years	rr_AverageAnnualReturnYear05	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inspire Small/Mid Cap ETF | S And P Small Cap 600 Equal Weight Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.23%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%	[2]
Inspire Small/Mid Cap ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Small/Mid Cap ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Small/Mid Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Small/Mid Cap ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Inspire Small/Mid Cap ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Small/Mid Cap Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Small/Mid Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.
Inspire Small/Mid Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Small/Mid Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value and price of shares to fluctuate more than that of a fund that does not focus in a particular industry.
Inspire Small/Mid Cap ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Inspire Small/Mid Cap ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

●	Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

Inspire Small/Mid Cap ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire Small/Mid Cap ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.
Inspire Small/Mid Cap ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Small/Mid Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Small/Mid Cap Index methodology.
Inspire Small/Mid Cap ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Small/Mid Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Small/Mid Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Inspire Small/Mid Cap ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Small/Mid Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Small/Mid Cap Index does not.
Inspire Small/Mid Cap ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Small/Mid Cap ETF | Smalland Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ISMD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2018	rr_AnnualReturn2018	(10.20%)
Annual Return 2019	rr_AnnualReturn2019	24.43%
Annual Return 2020	rr_AnnualReturn2020	7.47%
Annual Return 2021	rr_AnnualReturn2021	28.41%
Annual Return 2022	rr_AnnualReturn2022	(13.65%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.65%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2017
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.87%)
5 Years	rr_AverageAnnualReturnYear05	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inspire Small/Mid Cap ETF | Inspire Small/Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.92%)
5 Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inspire Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Corporate Bond ETF (formerly, “Inspire Corporate Bond ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Inspire Corporate Bond ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index (“Corporate Bond Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in the component securities of the Corporate Bond Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more, have credit ratings of BBB- or higher from Standard and Poor’s or Baa3 or higher from Moody’s and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that the issuing company has on its customers, communities, workplace and the world.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. Two hundred fifty (250) bonds from the top 200 issuers with the highest Inspire Impact Scores® are included in the Corporate Bond Index and under normal circumstances are equally weighted across four maturity tranches of 0-3 years, 3-5 years, 5-7 years and 7-10 years, to arrive at an average maturity of approximately 5 years of all holdings. The Inspire Impact Scores® of the securities in the Corporate Bond Index are reviewed periodically (at least annually), and the Corporate Bond Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security falls below an acceptable level, the security is removed from the Corporate Bond Index and replaced with a higher scoring security.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	8.29%
Worst Quarter:	1st Quarter 2022	(5.17)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire Corporate Bond ETF | Inspire Corporate Bond Impact Equal Weight Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inspire Corporate Bond ETF | Bloomberg U S Intermediate Credit Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.10%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[3]
Inspire Corporate Bond ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Corporate Bond ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Corporate Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Corporate Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Risk. Only an Authorized Participant Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Inspire Corporate Bond ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.
Inspire Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Corporate Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.
Inspire Corporate Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Inspire Corporate Bond ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at net asset value (“NAV”) only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire Corporate Bond ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.
Inspire Corporate Bond ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Corporate Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Corporate Bond Index as addressed in the Index methodology.
Inspire Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Corporate Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Corporate Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Inspire Corporate Bond ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Corporate Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Corporate Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Corporate Bond Index does not.
Inspire Corporate Bond ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Corporate Bond ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inspire Corporate Bond ETF | Inspire Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567
Annual Return 2018	rr_AnnualReturn2018	(0.24%)
Annual Return 2019	rr_AnnualReturn2019	8.31%
Annual Return 2020	rr_AnnualReturn2020	5.21%
Annual Return 2021	rr_AnnualReturn2021	(1.74%)
Annual Return 2022	rr_AnnualReturn2022	(9.25%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.25%)
5 Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2017
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.88%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inspire Corporate Bond ETF | Inspire Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inspire 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire 100 ETF (formerly, “Inspire 100 ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inspire 100 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index (the “100 Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in the component securities of the 100 Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects domestic large capitalization equity securities (capitalizations of $20 billion or more) using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on its customers, communities, workplace and the world.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 100 securities with the highest Inspire Impact Scores® are included in the 100 Index and are market capitalization weighted. The Inspire Impact Scores® of the securities in the Index are reviewed semi-annually for activities that would cause it to be removed from the investment universe due to participation in the activities described above that do not align with biblical values, and the 100 Index is rebalanced annually. If, upon review, the Inspire Impact Score® of a security falls below the threshold level for inclusion in the Index, the security is removed from the Index and replaced with a higher scoring security.

The Adviser may use a representative sampling indexing strategy in an attempt to track the 100 Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the 100 Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the 100 Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year, five-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	23.67%
Worst Quarter:	2nd Quarter 2022	(18.79)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire 100 ETF | Inspire 100 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.11%)
5 Years	rr_AverageAnnualReturnYear05	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inspire 100 ETF | S And P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[4]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%	[4]
Inspire 100 ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire 100 ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the 100 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire 100 ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Inspire 100 ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.
Inspire 100 ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.
Inspire 100 ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Inspire 100 ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

●	Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

Inspire 100 ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire 100 ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
Inspire 100 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 100 Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the 100 Index methodology.
Inspire 100 ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the 100 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 100 Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Inspire 100 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the 100 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the 100 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the 100 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the 100 Index does not.
Inspire 100 ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire 100 ETF | Inspire 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIBL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 557
Annual Return 2018	rr_AnnualReturn2018	(7.32%)
Annual Return 2019	rr_AnnualReturn2019	29.70%
Annual Return 2020	rr_AnnualReturn2020	22.72%
Annual Return 2021	rr_AnnualReturn2021	27.66%
Annual Return 2022	rr_AnnualReturn2022	(23.39%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(23.39%)
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2017
Inspire 100 ETF | Inspire 100 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.57%)
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inspire 100 ETF | Inspire 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.72%)
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inspire International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire International ETF (formerly “Inspire International ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Inspire International ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index (“Global Hope ex-US Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in the component securities of the Global Hope ex-US Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects foreign (including emerging markets) equity securities from a global universe of publicly traded equity securities of foreign and emerging market companies with a market capitalization of $5 billion (US Dollars) or greater and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on its customers, communities, workplace and the world. The Fund holds a representative sample of the securities that make up the Index.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The Index Provider relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 200 securities with the highest Inspire Impact Scores® are included in the Global Hope ex-US Index and are equally weighted. The Global Hope ex-US Index will typically be comprised of 80% in developed foreign securities, and 20% in emerging market securities. The Inspire Impact Scores® of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security is negative, the security is removed from the Index and replaced with a positive scoring security.

The equity securities included in the Index are typically foreign securities of companies with capitalization of $5 billion (US Dollars) or more. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	23.53%
Worst Quarter:	1st Quarter 2020	(27.55)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.55%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire International ETF | Inspire Global Hope Ex U S Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inspire International ETF | S And P International 700 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.40%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[6]
Inspire International ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire International ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Global Hope ex-US Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire International ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Inspire International ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).
Inspire International ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Global Hope ex-US Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.
Inspire International ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Inspire International ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
Inspire International ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire International ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire International ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available publicly available information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all ESG factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
Inspire International ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.
Inspire International ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Global Hope ex-US Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Global Hope ex-US Index methodology.
Inspire International ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Global Hope ex-US Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Global Hope ex-US Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Inspire International ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Global Hope ex-US Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Global Hope ex-US Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Global Hope ex-US Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Hope ex-US Index does not.
Inspire International ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire International ETF | Smalland Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Risk. The earnings and prospects of small and medium capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Inspire International ETF | Inspire International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWJD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Annual Return 2020	rr_AnnualReturn2020	13.87%
Annual Return 2021	rr_AnnualReturn2021	16.18%
Annual Return 2022	rr_AnnualReturn2022	(14.59%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
Inspire International ETF | Inspire International ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inspire International ETF | Inspire International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inspire Tactical Balanced ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Tactical Balanced ETF (formerly, “Inspire Tactical Balanced ESG ETF”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inspire Tactical Balanced ETF (the “Fund”) seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 469% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	469.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, an actively managed exchange-traded fund (ETF), uses a proprietary system of technical analysis to tactically allocate assets into US large cap stocks when the strategy identifies an uptrend in the US large cap stock market, and shifts into U.S. Treasury bonds via third-party ETFs, investment grade and high-yield corporate bonds, government agency bonds, and listed gold exchange-traded products and exchange-traded notes such as SPDR Gold Shares (GLD) when the strategy identifies a downtrend in the US large cap stock market. The Fund invests at least 80% of the Fund’s net assets plus any borrowings for investment purposes in stocks or fixed income securities that meet the Fund’s criteria described below.

Additionally, the Fund seeks to invest in the securities of the most inspiring, biblically aligned companies in the world as determined by the Inspire Impact Score® methodology which identifies companies operating as businesses of blessing with above average ratings than their industry peer groups, and avoiding investments in companies involved in activities like abortion, pornography and human trafficking that do not align with biblical values. The Fund obtains data from multiple third-party sources, including proprietary data from the adviser’s research team.

The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in such procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

The adviser relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The adviser invests Fund assets only in securities with an Inspire Impact Score® of zero or higher and the adviser will cause a portfolio security to be sold when the adviser deems appropriate if a portfolio security’s Impact Score® falls below a specified level.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2021	8.42%
Worst Quarter:	1st Quarter 2022	(10.73)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inspire Tactical Balanced ETF | S And P Target Risk Moderate Index T R [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.41%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)	[7]
Inspire Tactical Balanced ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Tactical Balanced ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Inspire Tactical Balanced ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Biblically Responsible Investment Risk. The Fund invests its assets in securities with an Inspire Impact Score® of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.
Inspire Tactical Balanced ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Inspire Tactical Balanced ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Tactical Balanced ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Tactical Balanced ETF | Marketand Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
Inspire Tactical Balanced ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Tactical Balanced ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Inspire Tactical Balanced ETF | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risk: The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.
Inspire Tactical Balanced ETF | Gold Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Gold Risk. The Fund will have exposure to gold and precious metals. Investments in gold and precious metals may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.
Inspire Tactical Balanced ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Inspire Tactical Balanced ETF | Large Market Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Inspire Tactical Balanced ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.
Inspire Tactical Balanced ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.
Inspire Tactical Balanced ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Inspire Tactical Balanced ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.
Inspire Tactical Balanced ETF | Inspire Tactical Balanced ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RISN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2021	rr_AnnualReturn2021	22.15%
Annual Return 2022	rr_AnnualReturn2022	(17.57%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(17.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2020
Inspire Tactical Balanced ETF | Inspire Tactical Balanced ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inspire Tactical Balanced ETF | Inspire Tactical Balanced ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inspire Faithward Mid Cap Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Faithward Mid Cap Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inspire Faithward Mid Cap Momentum ETF (the “Fund”) seeks to outperform the results (before fees and expenses) of the broader U.S. midcap stock market when Momentum is in favor.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, an actively managed exchange traded fund (ETF), invests at least 80% of its net assets plus any borrowings for investment purposes in midcap stocks. Midcap stocks are defined as stocks of companies with market capitalizations between $3 billion and $13 billion that meet the Fund’s criteria described below.

The Fund’s investment adviser, Inspire Investing, LLC (the “Adviser”), utilizes a sub-adviser, SevenOneSeven Capital Management, LTD (the “Sub-Adviser”), to manage the assets of the Fund. The Adviser uses the proprietary Inspire Impact Score™ method of faith-based analysis to provide the acceptable investment universe available to the Sub-Adviser. The Sub-Adviser uses its proprietary system of technical analysis to select Fund investments from this investment universe and to manage the assets of the Fund. It seeks to invest Fund assets in stocks demonstrating momentum that the Sub-Adviser further deems to have high growth potential based on the company’s financial health, earnings trends, valuation, risk and relative strength. In adopting a momentum style of investing, the Fund seeks to invest in securities that have had better recent performance compared to their peers and upward price movements. Based on these factors, the Fund at any given time may have significant percentage of its assets invested in one or more sectors than other sectors.

The Inspire Impact Score® methodology, which was developed and is maintained by the Adviser, screens eligible portfolio securities daily by using faith based criteria designed to identify the most inspiring, biblically aligned companies in the world. The Inspire Impact Score® methodology assigns higher scores to companies operating as businesses of blessing with above average ratings than their industry peer groups, and lower scores to companies to the extent they are involved in activities like abortion, pornography and human trafficking that do not align with biblical values. The Adviser obtains data from multiple sources, including TrueValue Labs and Refinitiv/Thomson Reuters, as well as proprietary data from the Adviser’s research team. The Adviser relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company.

The Inspire Impact Score® methodology assigns negative scores to companies that have any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or process cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufacture equipment to aid in such procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution

The Sub-Adviser invests Fund assets only in securities with an Inspire Impact Score® of zero or higher and the Sub-Adviser will cause a portfolio security to be sold when the Sub-Adviser deems appropriate if a portfolio security’s Impact Score® falls below a specified level.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart show performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2022	10.83%
Worst Quarter:	1st Quarter 2022	(16.27)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.27%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Inspire Faithward Mid Cap Momentum ETF | S P Mid Cap 400 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.06%)	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%	[9]
Inspire Faithward Mid Cap Momentum ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Faithward Mid Cap Momentum ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Faithward Mid Cap Momentum ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biblically Responsible Investment Risk. The Fund invests its assets in securities with an Inspire Impact Score® of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Inspire Faithward Mid Cap Momentum ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Inspire Faithward Mid Cap Momentum ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Faithward Mid Cap Momentum ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Faithward Mid Cap Momentum ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Faithward Mid Cap Momentum ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Sub-Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Inspire Faithward Mid Cap Momentum ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Inspire Faithward Mid Cap Momentum ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Faithward Mid Cap Momentum ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Inspire Faithward Mid Cap Momentum ETF | Mid Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Inspire Faithward Mid Cap Momentum ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Inspire Faithward Mid Cap Momentum ETF | Inspire Faithward Mid Cap Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLRY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,503
Annual Return 2021	rr_AnnualReturn2021	16.08%
Annual Return 2022	rr_AnnualReturn2022	(22.56%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(22.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2020
Inspire Faithward Mid Cap Momentum ETF | Inspire Faithward Mid Cap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)
Inspire Faithward Mid Cap Momentum ETF | Inspire Faithward Mid Cap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire Fidelis Multi Factor ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Inspire Fidelis Multi Factor ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commission and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities(or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its total assets in securities that meet the following criteria (the “Multi Factor” criteria) that are the components of the Index in an attempt to track the Index.

The universe of eligible index components consists of common stocks that meet the following “Multi-Factor” criteria~~:~~

●	have an Inspire Impact Score that is positive (i.e., greater than or equal to zero).

●	are listed on a major US stock exchange, including American Depositary Receipts (“ADRs”);

●	have market capitalization of $250 million or greater;

●	are in the top 60% of stocks for combined value, growth and momentum factors (as described below);

●	are not in the bottom 20% of stocks for value, growth or momentum factors individually;

●	are not limited partnerships;

●	are not companies based in China; and

●	are not a manufacturer of military weapons or a medical facility providing access to abortion services.

The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on its customers, communities, workforce and the world. The Inspire Impact Score® methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values, which removes them from the eligible investment universe of securities of potential Fund investments. Software is used that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. Inspire Investing, LLC, the Fund’s investment adviser (the “Adviser”), selects domestic equity securities, including ADRs, from a global universe of publicly traded equity securities of companies with a market capitalization of $250 million or greater which have an Inspire Impact Score® of zero or higher. A score of zero is assigned to companies where no information is available about their participation in the following activities or products:

●	Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

●	Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

●	Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

●	Abortion Procedures - Company offers abortion procedures as a service.

●	Alcohol - Company produces or specifically distributes alcoholic beverages.

●	Cannabis Retail THC - Company produces or distributes retail cannabis products containing THC, which is the psychoactive component of cannabis.

●	Cannabis Cultivation/Processing - Company cultivates or processes cannabis for retail or wholesale distribution.

●	Embryonic Stem Cell Research - Company is engaged directly or indirectly in embryonic stem cell research. This category includes companies which perform research on or produce products using embryonic stem cells, companies which provide embryonic stem cells, companies which provide embryonic stem cells to other entities and companies which utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

●	Human Rights - Company has exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

●	In Vitro Fertilization - Company offers In Vitro Fertilization services or manufactures equipment to aid in procedures.

●	LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

●	LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

●	LGBT Promotion - Company provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

●	Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

●	State Owned Enterprise - Company is owned and controlled by a Nation State or government that is a known human rights violator, including situations where the State has veto power, or a “golden share” is owned by the State or State controlled agency.

●	Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following categories:

●	Access & Affordability: The category addresses a company’s ability to ensure broad access to its products and services, specifically in the context of underserved markets and/or population groups. It includes the management of issues related to universal needs, such as the accessibility and affordability of health care, financial services, utilities, education, and telecommunications.

●	Air Quality: The category addresses a company’s management of air quality impacts resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes). Relevant airborne pollutants include, but are not limited to, oxides of nitrogen, oxides of sulfur, volatile organic compounds, heavy metals, particulate matter, and chlorofluorocarbons. The category does not include the management of greenhouse gas emissions, which are addressed in a separate category.

●	Business Ethics: The category addresses a company’s approach to managing risks and opportunities surrounding the ethical conduct of business, including fraud, corruption, bribery and facilitation payments, fiduciary responsibilities, and other business conduct that may have an ethical component. This includes sensitivity to business norms and standards as they shift over time, jurisdiction, and culture without compromising biblical values. It addresses the company’s ability to provide services that satisfy the highest professional and ethical standards of the industry, which means to avoid conflicts of interest, misrepresentation, bias, and negligence through training employees adequately and implementing policies and procedures to ensure employees provide services free from bias and error.

●	Business Model Resilience: The category addresses a company’s capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into its long-term business model planning without compromising biblical values. This includes responsiveness to the transition to a low-carbon and climate-constrained economy, as well as growth and creation of new markets among unserved and underserved socio-economic populations. The category identifies industries in which evolving environmental and social realities may challenge companies to fundamentally adapt or may put their business models at risk.

●	Competitive Behavior: The category covers social issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. It addresses a company’s management of issues related to bargaining power, collusion, price fixing or manipulation, protection of patents and intellectual property, and other anti-competitive practices.

●	Critical Incident Risk Management: The category addresses the company’s use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of accidents and emergencies with significant potential environmental and social consequences. It relates to the culture of safety at a company, its relevant safety management systems and technological controls, the potential human, environmental, and social implications of such events occurring, and the long-term effects to an organization, its workers, and society should these events occur.

●	Customer Privacy: The category addresses management of risks related to the use of personally identifiable information and other customer or user data for secondary purposes including. but not limited to. marketing through affiliates and non-affiliates. The scope of the category includes social issues that may arise from a company’s approach to collecting data, obtaining consent (e.g., opt-in policies), managing user and customer expectations regarding how their data is used, and managing evolving regulation. It excludes social issues arising from cybersecurity risks, which are covered in Data Security.

●	Customer Welfare: The category addresses customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. The category addresses the company’s ability to provide consumers with manufactured products and services that are aligned with societal expectations. It does not include issues directly related to quality and safety malfunctions of manufactured products and services, but instead addresses qualities inherent to the design and delivery of products and services where customer welfare may be in question. The scope of the category also captures companies’ ability to prevent counterfeit products.

●	Data Security: The category addresses management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data. It includes social issues that may arise from incidents such as data breaches in which personally identifiable information and other user or customer data may be exposed. It addresses a company’s strategy, policies, and practices related to IT infrastructure, staff training, record keeping, cooperation with law enforcement, and other mechanisms used to ensure security of customer or user data.

●	Ecological Impacts: The category addresses management of the company’s impacts on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. The impacts include, but are not limited to, biodiversity loss, habitat destruction, and deforestation at all stages, planning, land acquisition, permitting, development, operations, and site remediation. The category does not cover impacts of climate change on ecosystems and biodiversity.

●	Employee Engagement, Diversity & Inclusion: The category addresses a company’s ability to ensure that its culture and hiring and promotion practices embrace the building of a diverse and inclusive workforce that reflects the makeup of local talent pools and its customer base in alignment with biblical values. It addresses the issues of discriminatory practices on the basis of race, gender, ethnicity, religion, and other factors.

●	Employee Health & Safety: The category addresses a company’s ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute). It is traditionally accomplished through implementing safety management plans, developing training requirements for employees and contractors, and conducting regular audits of their own practices as well as those of their subcontractors. The category further captures how companies ensure physical and mental health of workforce through technology, training, corporate culture, regulatory compliance, monitoring and testing, and personal protective equipment.

●	Energy Management: The category addresses environmental impacts associated with energy consumption. It addresses the company’s management of energy in manufacturing and/or for provision of products and services derived from utility providers (grid energy) not owned or controlled by the company. More specifically, it includes management of energy efficiency and intensity, energy mix, as well as grid reliance. Upstream (e.g., suppliers) and downstream (e.g., product use) energy use is not included in the scope.

●	GHG Emissions: The category addresses direct greenhouse gas (GHG) emissions that a company generates through its operations. This includes GHG emissions from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes), whether a result of combustion of fuel or non-combusted direct releases during activities such as natural resource extraction, power generation, land use, or biogenic processes. The category further includes management of regulatory risks, environmental compliance, and reputational risks and opportunities, as they related to direct GHG emissions. The seven GHGs covered under the Kyoto Protocol within the category are carbon dioxide, methane, nitrous oxide, hydrofluorocarbons, perfluorocarbons, sulfur hexafluoride, and nitrogen trifluoride.

●	Human Rights & Community Relations: The category addresses management of the relationship between businesses and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights and the treatment of indigenous peoples. More specifically, such management may cover socio-economic community impacts, community engagement, cultivation of local workforces, impact on local businesses, license to operate, and environmental/social impact assessments. The category does not include environmental impacts such as air pollution or waste which, although they may impact the health and safety of members of local communities, are addressed in separate categories.

●	Labor Practices: The category addresses the company’s ability to uphold commonly accepted labor standards in the workplace, including compliance with labor laws and internationally accepted norms and standards. This includes, but is not limited to, ensuring basic human rights related to child labor, forced or bonded labor, exploitative labor, fair wages and overtime pay, and other basic workers’ rights. It also includes minimum wage policies and provision of benefits, which may influence how a workforce is attracted, retained, and motivated. The category further addresses a company’s relationship with organized labor and freedom of association.

●	Management of the Legal & Regulatory Environment: The category addresses a company’s approach to engaging with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts. The category addresses a company’s level of reliance upon regulatory policy or monetary incentives (such as subsidies and taxes), actions to influence industry policy (such as through lobbying), overall reliance on a favorable regulatory environment for business competitiveness, and ability to comply with relevant regulations. It may relate to the alignment of management and investor views of regulatory engagement and compliance at large.

●	Materials Sourcing & Efficiency: The category addresses issues related to the resilience of materials supply chains to environmental and social factors. It captures the impacts of such external factors on operational activity of suppliers, which can further affect availability and pricing of key resources. It addresses a company’s ability to manage these risks through product design, manufacturing, and end-of-life management, such as by using recycled and renewable materials, reducing the use of key materials (dematerialization), maximizing resource efficiency in manufacturing, and making R&D investments in substitute materials. Additionally, companies can manage these issues by screening, selection, monitoring, and engagement with suppliers to ensure their resilience to external risks. It does not address issues associated with environmental and social impacts of individual suppliers’ operational activities, which is covered in Supply Chain Management.

●	Product Design & Lifecycle Management: The category addresses incorporation of sustainability considerations in characteristics of products and services provided or sold by the company. It includes, but is not limited to, managing the lifecycle impacts of products and services, such as those related to packaging, distribution and other environmental and social impacts they may have during their use-phase or at the end of life. The category captures a company’s ability to address customer and societal demand for more sustainable products and services as well as to meet evolving environmental and social regulation. It does not address direct environmental or social impacts of the company’s operations nor does it address health and safety risks to consumers from product use, which are covered in other categories.

●	Product Quality & Safety: The category addresses issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users. It addresses a company’s ability to offer manufactured products and/or services that meet customer expectations with respect to their health and safety characteristics. It includes, but is not limited to, issues involving liability, management of recalls and market withdrawals, product testing, and chemicals/content/ingredient management in products.

●	Selling Practices & Product Labeling: The category addresses social issues that may arise from a failure to manage the transparency, accuracy, and comprehensibility of marketing statements, advertising, and labeling of products and services. It includes, but is not limited to, advertising standards and regulations, ethical and responsible marketing practices, misleading or deceptive labeling, as well as discriminatory or predatory selling and lending practices. This may include deceptive or aggressive selling practices in which incentive structures for employees could encourage the sale of products or services that are not in the best interest of customers or clients.

●	Supply Chain Management: The category addresses management of sustainability risks within a company’s supply chain. It addresses issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, and ethics and corruption. Management may involve screening, selection, monitoring, and engagement with suppliers on their environmental and social impacts. The category does not address the impacts of external factors, such as climate change and other environmental and social factors, on suppliers, operations and/or on the availability and pricing of key resources, which is covered in a separate category.

●	Systemic Risk Management: The category addresses the company’s contributions to or management of systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend. This includes financial systems, natural resource systems, and technological systems. It addresses the mechanisms a company has in place to reduce its contributions to systemic risks and to improve safeguards that may mitigate the impacts of systemic failure. For financial institutions, the category also captures the company’s ability to absorb shocks arising from financial and economic stress and meet stricter regulatory requirements related to the complexity and interconnectedness of companies in the industry.

●	Waste & Hazardous Materials Management: The category addresses environmental issues associated with hazardous and non-hazardous waste generated by companies. It addresses a company’s management of solid wastes in manufacturing, agriculture, and other industrial processes. It covers treatment, handling, storage, disposal, and regulatory compliance. The category does not cover emissions to air or wastewater nor does it cover waste from products at the end of their lifecycle, which are addressed in separate categories.

●	Water & Wastewater Management: The category addresses a company’s water consumption, wastewater generation, and other operational impacts on water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. More specifically, it addresses management strategies including, but not limited to, water efficiency, rate of consumption, and recycling. Lastly, the category also addresses management of wastewater treatment and discharge, including groundwater and aquifer pollution.

After selecting the index universe, Wallick Investments, LLC (the “Index Provider”) uses a proprietary ranking system to provide each common stock with an overall Fidelis Multi-Factor Score (“Fidelis Multi-Factor Score”). The Index Provider’s Fidelis Multi-Factor Score ranks securities based on their exposure to traditional factors: quality, value and momentum. Quality also includes a Christian values component and the value factor includes a dividend and low volatility component. Quality refers to a company’s profitability, financial health and potential for economic growth. Value refers to a company’s dividend yield, price to sale ratio, price to earnings ratio, price to book value, price to cash flow ratio and volatility in relation to the market. Momentum refers to whether a company is showing an upward price trend.

The Index is composed of 100 constituents. The Index Provider selects the 40 companies with the highest Fidelis Multi-Factor Score for the Index. The Index Provider then chooses the remaining 60 constituents of the Index by adding the companies from each sector with the highest Fidelis Multi-Factor Score in accordance with the Index’s target sector weightings. The Index is weighted to permit significant exposure, up to 27% in the information technology sector. If necessary, due to restrictions that may eliminate a company in the top 40, the Index Provider will select the next highest scoring stocks until a total of 40 have been selected. Next, the Index Provider selects the highest-ranking stocks within each sector, to complete the needed weightings. The process is repeated for each sector. The Index Provider then assigns each of the final 100 Index constituents an equal weight of 1%. If the resulting Index has weightings to international stocks greater than 35%, the Index Provider makes an adjustment to keep the weighting at or below 35%. When a common stock within the Index is no longer available due to a corporate action or its Inspire Impact Score drops below zero, the stock will be replaced.

The Index is reconstituted and rebalanced on a quarterly basis. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly. Weightings will be changed between rebalances based on market movements.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser may utilize a representative sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable index. The Fund will not concentrate in any particular industry.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund or the Adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Because the Fund has less than a calendar year of operations, no performance information is presented for the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Inspire Fidelis Multi Factor ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Fidelis Multi Factor ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Fidelis Multi Factor ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Fidelis Multi Factor ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biblically Responsible Investment Risk. The Fund invests its assets in securities with an Inspire Impact Score® of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®. The Fund uses data provided by third parties in assessing an Inspire Impact Score®. The amount and accuracy of publicly available data varies from company to company

Inspire Fidelis Multi Factor ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Fidelis Multi Factor ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Fidelis Multi Factor ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Fidelis Multi Factor ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Inspire Fidelis Multi Factor ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire Fidelis Multi Factor ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Inspire Fidelis Multi Factor ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Fidelis Multi Factor ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Inspire Fidelis Multi Factor ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Fidelis Multi Factor ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Inspire Fidelis Multi Factor ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the

ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Fidelis Multi Factor ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Inspire Fidelis Multi Factor ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Inspire Fidelis Multi Factor ETF | Limited Historyof Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.
Inspire Fidelis Multi Factor ETF | Small And Medium Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Risk. The earnings and prospects of small and medium capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Inspire Fidelis Multi Factor ETF | Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FDLS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049

[1]	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.
[2]	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index
[3]	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[5]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement, exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)), will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser.
[6]	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.
[7]	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.
[8]	Acquired Fund Fees and Expenses, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an Index or benchmark.
[10]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement, exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser.
[11]	Estimated for the current fiscal year.